Client Money (segregated) - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Client Money [Abstract]
Cash and cash equivalents held by entity unavailable for use by group	$ 173.9	$ 197.7